EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended January 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	24.64%
From	01-Jan-15	15-Jan-15	17-Feb-15	Floating Allocation Percentage at Month-End	91.75%
To	31-Jan-15	17-Feb-15
Days	18

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$53,929,796.92		Beginning	-
			Payout	-
Total Collateral	$1,165,069,796.92		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	129.45%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	18
	Total Pool		A1 LIBOR	0.170500%
Beginning Gross Principal Pool Balance	$5,433,098,510.14		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,959,801,492.05)			0.570500%
Investment in New Receivables	$1,814,574,340.42				0.91%
Receivables Added for Additional Accounts	$0.00		A2 Days	15
Repurchases	$(28,304,789.27)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(527,677,630.36)			Actual	Per $1000
Less Servicing Adjustment	$(3,152,591.69)		Interest A1	156,887.50	0.16
Ending Balance	$4,728,736,347.19		Principal A1	-	$0.00

SAP for Next Period	24.64%				0.16

Average Receivable Balance	$4,822,011,029.78			Actual	Per $1000
Monthly Payment Rate	40.64%		Interest A2	210,000.00	0.21
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.21

	NMOTR		Total Due Investors	366,887.50	0.815306%
	Total Pool		Servicing Fee	$59,738.71
Total Interest Collections	$11,376,335.62		Excess Cash Flow	2,145,086.26
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,376,335.62
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-